UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  47 Hulfish Street
          Suite 210
          Princeton, New Jersey 08542

13F File Number: 28-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Peer Weiner
Title:  Operations Analyst
Phone:  (609) 688-3515

Signature, Place and Date of Signing:


/s/ Jill Peer Weiner              Princeton, NJ              May 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total: $ 410,329
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE
                                                             Market
                                                             Value
                                    Title of                 (in        SHRS OR    Sh/ Put/   INVSTMNT  OTHER    VOTING AUTHORITY
         Name of Issuer               Class      CUSIP       000's)     PRN AMT    PRN Call   DISCRTIN  MNGRS  SOLE      SHARED NONE
         --------------               -----      -----       ------     -------    --------   --------  -----  ----      -----------
AIRGAS INC                        Common Stock   009363102     3,461     162,500      SH        Sole             162,500
ALCON INC                         Common Stock   H01301102     3,450      54,500      SH        Sole              54,500
AMERICAN AXLE & MFG HOLDINGSINC   Common Stock   024061103    14,268     387,200      SH        Sole             387,200
AMERICREDIT CORP                  Common Stock   03060R101    11,756     690,300      SH        Sole             690,300
ARCH COAL INC                     Common Stock   039380100     1,168      37,200      SH        Sole              37,200
ARTISOFT INC                      Common Stock   04314L205       399     134,782      SH        Sole             134,782
ASTORIA FINANCIAL CORP            Common Stock   046265104     3,198      84,100      SH        Sole              84,100
AUTONATION, INC.                  Common Stock   05329W102     4,752     278,700      SH        Sole             278,700
BANK OF AMERICA CORP              Common Stock   060505104     9,126     112,700      SH        Sole             112,700
BHP BILLITON LTD                      ADR        088606108     1,095      58,300      SH        Sole              58,300
CALPINE CORPORATION               Common Stock   131347106     7,900   1,691,600      SH        Sole           1,691,600
CENTEX CORP                       Common Stock   152312104     3,238      59,900      SH        Sole              59,900
COACH INC                         Common Stock   189754104     8,989     219,300      SH        Sole             219,300
COEUR D-ALENE MINES CORP              ADR        192108108     2,742     391,700      SH        Sole             391,700
CONSOL ENERGY INC.                Common Stock   20854P109     1,152      43,000      SH        Sole              43,000
CRUCELL N.V.                          ADR        228769105     1,919     229,600      SH        Sole             229,600
DRS TECHNOLOGIES, INC.            Common Stock   23330X100     7,746     276,845      SH        Sole             276,845
EMULEX CORP.                      Common Stock   292475209    10,447     490,700      SH        Sole             490,700
FINDWHAT.COM                          Cl E       317794105     2,608     120,700      SH        Sole             120,700
FIRST ADVANTAGE CORP                  Cl A       31845F100     4,673     302,640      SH        Sole             302,640
FIRST IND CORP                    Common Stock   32054R108     2,476     122,900      SH        Sole             122,900
FRANKLIN BANK CORP.               Common Stock   352451108     1,388      75,000      SH        Sole              75,000
FREEPORT-MCMORAN COPPER & GOLD        Cl B       35671D857     4,351     111,300      SH        Sole             111,300
HENRY SCHEIN INC                  Common Stock   806407102     4,719      66,200      SH        Sole              66,200
IMAX CORPORATION                  Common Stock   45245E109     7,115   1,207,900      SH        Sole           1,207,900
IMCLONE SYS INC                   Common Stock   45245W109    24,154     475,943      SH        Sole             475,943
INSTINET GROUP INC                Common Stock   457750107    20,917   2,967,000      SH        Sole           2,967,000
INTUITIVE SURGICAL INC.           Common Stock   46120E602     8,402     495,134      SH        Sole             495,134
IVILLAGE INC                      Common Stock   46588H105     2,355     344,300      SH        Sole             344,300
KB HOME                           Common Stock   48666K109     7,288      90,200      SH        Sole              90,200
LENNAR CORPORATION                    Cl A       526057104    10,493     194,200      SH        Sole             194,200
LEXAR MEDIA INC                   Common Stock   52886P104    12,004     724,900      SH        Sole             724,900
LOUISIANA PACIFIC CORP            Common Stock   546347105     7,384     286,200      SH        Sole             286,200
MANHATTAN ASSOCIATES INC          Common Stock   562750109     4,446     159,800      SH        Sole             159,800
MANTECH INTERNATIONAL CORP            Cl A       564563104     3,662     178,700      SH        Sole             178,700
MASSEY ENERGY CORP                Common Stock   576206106     2,763     125,200      SH        Sole             125,200
MEDIACOM COMMUNICATIONS CORP          Cl A       58446K105     1,105     137,800      SH        Sole             137,800
METRO GOLDWYN-MAYER INC           Common Stock   591610100    10,623     610,494      SH        Sole             610,494
MILLENNIUM PHARMACEUTICALS INC    Common Stock   599902103     5,097     301,600      SH        Sole             301,600
MINERALS TECHNOLOGIES INC         Common Stock   603158106     7,766     136,000      SH        Sole             136,000
MODEM MEDIA INC                       Cl A       607533106     4,348     670,000      SH        Sole             670,000
MONSANTO COMPANY                  Common Stock   61166W101    15,665     427,200      SH        Sole             427,200
MTC TECHNOLOGIES INC              Common Stock   55377A106     4,153     165,400      SH        Sole             165,400
NAPRO BIOTHERAPEUTICS INC         Common Stock   630795102       707     245,500      SH        Sole             245,500
NEWMONT MINING CORP               Common Stock   651639106    15,822     339,300      SH        Sole             339,300
ODYSSEY HEALTHCARE INC            Common Stock   67611V101     3,659     194,000      SH        Sole             194,000
ORLEANS HOMEBUILDERS INC          Common Stock   686588104     4,235     176,100      SH        Sole             176,100
ORTHOLOGIC CORP                   Common Stock   68750J107     5,206     671,700      SH        Sole             671,700
PAXAR CORP                        Common Stock   704227107     5,609     380,300      SH        Sole             380,300
PEABODY ENERGY CORP               Common Stock   704549104     2,884      62,000      SH        Sole              62,000
PHELPS DODGE CORP                 Common Stock   717265102     4,826      59,100      SH        Sole              59,100
PNC FINANCIAL SERVICES GROUP      Common Stock   693475105     2,366      42,700      SH        Sole              42,700
PULTE HOMES INC                   Common Stock   745867101     6,956     125,100      SH        Sole             125,100
QLOGIC CORP                       Common Stock   747277101     5,366     162,600      SH        Sole             162,600
REMEC INC                         Common Stock   759543101     3,859     507,800      SH        Sole             507,800
ROCKWELL AUTOMATION INC           Common Stock   773903109     7,946     229,200      SH        Sole             229,200
SAN JUAN BASIN RTY TR             Unit Ben Int   798241105     5,446     271,200      SH        Sole             271,200
SOLUTIA INC.                      Common Stock   834376105       968   2,483,100      SH        Sole           2,483,100
SONIC AUTOMOTIVE INC                  Cl A       83545G102     4,702     187,700      SH        Sole             187,700
SOVEREIGN BANCORP INC             Common Stock   845905108     3,157     147,400      SH        Sole             147,400
ST. JOE COMPANY                   Common Stock   790148100     9,542     234,500      SH        Sole             234,500
TBC CORP                          Common Stock   872180104    12,288     418,400      SH        Sole             418,400
TLC VISION CORP                   Common Stock   872549100     7,048     614,500      SH        Sole             614,500
TOLL BROTHERS INC                 Common Stock   889478103     6,760     148,800      SH        Sole             148,800
UBIQUITEL INC                     Common Stock   903474302     1,857     526,100      SH        Sole             526,100
UNUMPROVIDENT CORPORATION         Common Stock   91529Y106    11,378     777,700      SH        Sole             777,700
WHEELING-PITTSBURGH CORP          Common Stock   963142302       978      44,500      SH        Sole              44,500
                                                             410,329

03180.0001 #485285